Employee benefits liabilities - employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 694	€ 811
Non-current employee benefit liability	8,584	9,052
Employee benefit liability	9,278	9,863
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	425	518
Non-current employee benefit liability	764	874
Employee benefit liability	1,189	1,392
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	34	38
Non-current employee benefit liability	4,789	4,980
Employee benefit liability	4,823	5,018
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	126	145
Non-current employee benefit liability	2,153	2,321
Employee benefit liability	2,279	2,466
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	109	110
Non-current employee benefit liability	878	877
Employee benefit liability	€ 987	€ 987